Document and Entity Information	Nov. 11, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 11, 2020
Entity File Number	001-35345
Entity Registrant Name	PACIFIC DRILLING S.A.
Entity Incorporation, State or Country Code	N4
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	8-10, Avenue de la Gare
Entity Address, Postal Zip Code	L-1610
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	27 85 81 35
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common shares, par value $0.01 per share
Trading Symbol	PACD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001517342
Amendment Flag	false